Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,708,876.89
Previously Paid Amount	0.00
Total Fee Amount	1,453.67
Total Offset Amount	0.00
Net Fee	$ 1,453.67
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A